NET FINANCE COST (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance cost
Interest income	$ 8.8	$ 6.4	$ 3.3
Interest expense
Interest expense on interest bearing debt	(174.2)	(158.9)	(90.5)
Interest expense on lease liabilities	(22.4)	(12.2)	(8.5)
Interest expense to related parties	(21.6)	(227.5)	(138.5)
Interest expense related to pension liabilities	(0.5)	(0.9)	(0.6)
Interest expense related to derivative instruments	(0.1)	(2.2)	(5.8)
Other interest expense	(0.2)	4.1	6.4
Total interest cost	(219.0)	(397.6)	(237.5)
Exchange rate gains or losses	(54.2)	(5.3)	6.0
Change in fair value of derivative instruments not used in hedge accounting	(1.1)	(2.5)	7.0
Other finance cost	(12.3)	(8.1)	(12.0)
Total Finance cost	(67.6)	(15.8)	1.0
Loss on debt extinguishment	(31.8)	0.0	0.0
Net finance cost	(309.6)	$ (407.0)	$ (233.2)
Losses related to contract costs from IPO	$ 18.0